Income Taxes - Reconciliation of Beginning and Ending Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation Of Unrecognized Tax Benefits [Line Items]
Unrecognized Tax Benefits, Beginning Balance	$ 1,125	$ 1,208	$ 1,068
Additions based on tax positions related to the current year	46	63	18
Additions for tax positions of prior years	145	344	177
Reductions for tax positions of prior years	(35)	(199)	(33)
Settlements	(206)	(215)	(19)
Lapse of statute	(4)	(76)	(3)
Unrecognized Tax Benefits, Ending Balance	$ 1,071	$ 1,125	$ 1,208